Stockholders’ Deficit and Mezzanine Equity (Details)							1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 08, 2025 USD ($) $ / shares	May 16, 2024 shares	May 10, 2024	May 09, 2024 $ / shares	Mar. 29, 2024 USD ($) shares	May 01, 2023 USD ($) $ / shares	Aug. 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 25, 2025 USD ($) $ / shares shares
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Issuance of preferred stock (in Dollars) | $
Preferred stock, price per share (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Aggregate amount (in Dollars) | $													$ 120,000,000
Initial fair value discounted per share (in Dollars per share) | $ / shares													$ 28.75
Initial fair value discounted aggregate amount (in Dollars) | $													$ 115,000,000
Significant inputs initial fair value percentage													3.00%
Significant inputs liquidity													1 year
Redemption value of deemed dividend (in Dollars) | $														$ 5,000,000
Revenue threshold for annual dividend eligibility (in Dollars) | $											$ 50,000,000		$ 50,000,000
Percentage of annual cash dividend receivable											10.00%		10.00%
Base revenue threshold for dividend calculation (in Dollars) | $											$ 50,000,000		$ 50,000,000
Aggregate annual dividend payment cap (in Dollars) | $											$ 160,000,000		$ 160,000,000
Maximum dividend payment per share (in Dollars per share) | $ / shares											$ 40		$ 40
Dividends paid on common stock (in Dollars per share) | $ / shares
(in Dollars per share) | $ / shares								$ 30			30		30
Share redemption, purchase price per share (in Dollars per share) | $ / shares								$ 30			$ 30		$ 30
Call right closing period for redemption of shares											10 days		10 days
Convertible preferred shares issuable								5,000,000			5,000,000		5,000,000
Deposits received (in Dollars) | $					$ 8							2,850,000	$ 4,400,000	$ 5,150,000
Stock-based compensation (in Dollars) | $													$ 484,947
Stock, term													5 years 6 months 7 days	5 years 6 months 7 days
Stock options granted														127,410
Warrants [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares issuable upon exercise of warrants														100,000
Warrants vesting term						12 months								12 months
Stock-based compensation (in Dollars) | $													$ 144,262
Fair value of warrants (in Dollars) | $						$ 7,666							$ 572,343
Fair value amortization period						12 months							12 months
Fair value price per share (in Dollars per share) | $ / shares						$ 1.8							$ 7.32
Volatility rate						92.10%							61.67%
Stock, term						3 years							3 years
Risk-free rate						3.85%							4.66%
Previously unrecognized compensation cost (in Dollars) | $													$ 352,814
Warrants issued (in Dollars) | $						$ 12,500
Stock Options [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Stock-based compensation (in Dollars) | $								$ 87,504		$ 488,364	$ 175,926	$ 737,798		$ 56,411
Number of authorized shares, awards to be granted								3,000,000			3,000,000		3,000,000
Number of shares available for grant								2,073,627			2,073,627		2,046,108
William A Mobley, Jr. [Member] | Stock Options [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Stock options granted											125,004		125,004
Board of Directors [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Reverse stock split				1-for-2
Chris Savine [Member] | Warrants [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Warrants issued, exercise price per share (in Dollars per share) | $ / shares						$ 6								$ 2
Market [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage													5.80%
Volatility [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage													71.69%
Risk-Fee Rate [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage													5.13%
Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares authorized but unissued								1,000,000			1,000,000		1,000,000
Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.001									$ 8
Unvested Restricted Stock Agreements [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Unrecognized stock-based compensation (in Dollars) | $											$ 196,498		$ 579,990
Series A Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares outstanding								4,000,000			4,000,000		4,000,000	0
Preferred stock, shares issued								4,000,000			4,000,000		4,000,000	0
Preferred stock, price per share (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Redemption value of deemed dividend (in Dollars) | $													$ 5,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares outstanding								4,000,000			4,000,000		4,000,000	4,000,000
Preferred stock, shares issued		4,000,000						4,000,000			4,000,000		4,000,000
Issuance of preferred stock (in Dollars) | $													$ 115,000,000
Shares issued
Shares issued for services
Series A Preferred Stock [Member] | Preferred Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, price per share (in Dollars per share) | $ / shares													$ 30
Class B Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted					184,136
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								30,000,000			30,000,000		30,000,000	30,000,000
Common stock, shares issued								13,925,640			13,925,640		13,937,640	6,154,670
Common stock, shares outstanding								13,925,640			13,925,640		13,937,640	6,154,670
Common stock, voting right per share			15								fifteen		fifteen
Reclassified shares													7,782,970
Stock issued, total value (in Dollars) | $								$ 1,393			$ 1,393		$ 1,394	$ 616
Class B Common Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted							12,000
Common stock, shares outstanding													13,937,640	6,154,670
Percentage of shares outstanding with major shareholder											100.00%		100.00%
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted		20,000,000
Issuance of preferred stock (in Dollars) | $
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								30,000,000			30,000,000		30,000,000	30,000,000
Common stock, shares issued													13,937,640	6,154,670
Shares issued
Shares issued for services
Class B Common Stock [Member] | Common Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, shares outstanding								13,925,640			13,925,640		13,937,640
Class A Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								320,000,000			320,000,000		320,000,000	320,000,000
Common stock, shares issued								26,931,820			26,931,820		25,947,813	32,993,283
Common stock, shares outstanding								26,931,820			26,931,820		25,947,813	32,993,283
Common stock, voting right per share			one								one		one
Reclassified shares													7,782,970
Deposits received (in Dollars) | $								$ 2,700,000					$ 1,500,000
Shares issuable								337,500					187,500
Number of investors provided deposits								3
Stock issued price per share (in Dollars per share) | $ / shares															$ 8
Stock issued, total value (in Dollars) | $								$ 2,695			$ 2,695		$ 2,596	$ 3,299
Deferred compensation (in Dollars) | $											1,000,000
Professional service fee to be expensed (in Dollars) | $											$ 1,000,000
Class A Common Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
New shares issued upon shares converted							12,000
Class A Common Stock [Member] | EPA [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Aggregate gross equity purchase price commitment (in Dollars) | $	$ 50,000,000
Advance price percentage of VWAP	95.00%
Ownership limit percentage to investor	4.99%
Percentage of increase or decrease in ownership interest	9.99%
Commitment fee amount payable in shares, value (in Dollars) | $	$ 750,000
Commitment fee amount payable in shares, price per share (in Dollars per share) | $ / shares	$ 10
VWAP measurement period after advance notice	5 days
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Issuance of preferred stock (in Dollars) | $									$ 13				$ 2,900,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized								320,000,000			320,000,000		320,000,000	320,000,000
Common stock, shares issued													25,947,813	32,993,283	125,000
Shares issued									337,500				362,500	643,750
Shares issued for services									125,000
Class A Common Stock [Member] | Common Stock [Member] | EPA [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Class A Common Stock [Member] | Class A common stock Subscriptions [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares													$ 8
Class A Common Stock [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Shares issued													187,500
Class A Common Stock [Member] | Related Party [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted					29,679
Class A Common Stock [Member] | Related Party [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Issuance of preferred stock (in Dollars) | $													$ 15,000,000
Class A Common Stock [Member] | Third Parties [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares transferred							12,000
Class A Common Stock [Member] | Maxim Partners LLC [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Shares issued for services											1,000,000
Shares issued for services, net effect on shareholder's deficit (in Dollars) | $											$ 0
Increase in par value of common stock (in Dollars per share) | $ / shares											$ 13
Class A Common Stock [Member] | Maxim Partners LLC [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Stock issued, total value (in Dollars) | $															$ 1,000,000